Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities - DPCM Capital, Inc [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Public [Member]
Fair Value Measurements (Details) Schedule of Changes in the Fair value of warrant Liabilities [Line Items]
Fair value as of January 1, 2021	$ 21,500,000
Change in fair value	(15,507,000)
Transfers to Level 1	(5,993,000)
Transfers to Level 2
Fair value as of December 30, 2021
Warrant Liabilities [Member]
Fair Value Measurements (Details) Schedule of Changes in the Fair value of warrant Liabilities [Line Items]
Fair value as of January 1, 2021	38,700,000
Change in fair value	(27,912,600)
Transfers to Level 1	(5,993,000)
Transfers to Level 2	(4,794,400)
Fair value as of December 30, 2021
Private Placement [Member]
Fair Value Measurements (Details) Schedule of Changes in the Fair value of warrant Liabilities [Line Items]
Fair value as of January 1, 2021	17,200,000
Change in fair value	(12,240,000)
Transfers to Level 1
Transfers to Level 2	(4,794,400)
Fair value as of December 30, 2021